Note 13 - Capital Stock (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 13, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock Issued During Period, Shares, New Issues	2,165,000	2,245,229	111,904
Sale of Stock, Price Per Share	$ 92.50
Proceeds from Issuance of Common Stock	$ 200,262	$ 191,737
Proceeds From Issuance of Common Stock, Net	$ 191,737